Note 9 - Leases (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Lease, Cost [Table Text Block]
	For the Year Ended
	December 31,
	2023	2022
Operating lease cost:
Amortization of right-of-use asset	$189,605	$67,564

Lessee, Operating Lease, Supplemental Balance Sheet Information [Table Text Block]
	December 31,	December 31,
	2023	2022
Operating lease:
Operating lease assets	$4,061,820	$1,261,525

Current portion of operating lease liability	$550,941	$52,543
Noncurrent operating lease liability	3,671,729	1,301,355
Total operating lease liability	$4,222,670	$1,353,898

Weighted average remaining lease term:
Operating leases (in years)	5.9	13.3

Weighted average discount rate:
Operating lease	8.20%	5.75%

Lessee, Operating Lease, Supplemental Cash Flow and Other Information [Table Text Block]
	For the Year Ended
	December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	$194,435	$45,970

Leased assets obtained in exchange for lease liabilities:
Total operating lease liabilities	$4,222,670	$1,353,898

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Fiscal Year Ending	Minimum Lease
December 31,	Commitments
2024	$874,000
2025	907,617
2026	881,562
2027	830,278
2028 and thereafter	1,980,505
5,473,962
Less effects of discounting	(1,251,292)
Lease liability recognized	$4,222,670